EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments

17.	EQUITY METHOD INVESTMENTS

At December 31, 2022 and 2021, we have the following participation in investments that are recorded using the equity method:

	2022	2021
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Avenir LNG Limited (“Avenir”)	23.5%	23.5%
CoolCo	8.3%	—%
Aqualung Carbon Capture AS (“Aqualung”)	4.4%	—%

The carrying amounts of our equity method investments as of December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
CoolCo	55,439	—
Avenir	41,790	47,913
ECGS	4,503	4,302
Aqualung	2,376	—
Equity method investments	104,108	52,215
The components of our equity method investments are as follows:

(in thousands of $)	2022	2021
Balance as of January 1,	52,215	44,385
Additions	129,662	6,750
Net income	19,041	1,080
Guarantee fee	1,708	—
Employee stock compensation	127	—
Share of other comprehensive losses	(797)	—
Proceeds from disposal	(97,848)	—
Balance as of December 31,	104,108	52,215

CoolCo

In January 2022, we entered into the Vessel SPA with CoolCo, as further described in note 14.1.

In November 2022, we sold 8.0 million of our CoolCo shares or 11.2% at NOK 130 per share for net consideration of $97.9 million, inclusive of $1.5 million fees. Concurrent with the sale of our CoolCo shares, CoolCo announced a private placement of 13.7 million new shares at NOK 130 per share which further diluted our interest in CoolCo. Following our sale of CoolCo shares and CoolCo’s issuance of new shares, our remaining equity holding in CoolCo reduced to 4.5 million shares, or 8.3% as of December 31, 2022. This is a partial disposal of an entity in which we have retained the ability to exercise significant influence and the total gain on disposal of our interest in CoolCo of $0.4 million is included in the consolidated statement of operations line-item “Net income/(losses) from equity method investments”. As of December 31, 2022, CoolCo shares were listed on Euronext at NOK 113.70 $11.60 per share.

ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company and HK Petroleum Services to establish a jointly owned company, ECGS, to develop operations in Egypt, particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share. This represents a 50% interest in the voting rights of ECGS and, in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest. ECGS does not have quoted market price because the company is not publicly traded. As ECGS is jointly owned and operated, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint control.

Avenir

In October 2018, Golar, Stolt-Nielsen Ltd. (“Stolt-Nielsen”) and Höegh LNG Holdings Limited (“Höegh”) entered into a joint $182.0 million investment in Avenir. Golar contributed $24.8 million in exchange for an initial shareholding of 25% of Avenir. The other shareholders, Höegh and Stolt-Nielsen held initial shareholdings of 25% and 50%, respectively. In November 2018, Avenir announced a private placement of 110 million new shares at a par value price of $1.00 per share. Stolt-Nielsen, Golar and Höegh subscribed for 49.5 million, 24.75 million and 24.75 million shares, respectively. Institutional and other professional investors had subscribed for the remaining 11 million shares. The ownership of Avenir held by Stolt-Nielsen, Golar and Höegh after the placement was diluted to 45%, 22.5% and 22.5%, respectively. As a result, Avenir has been considered as our equity method investment.

In March 2020, Avenir issued an equity shortfall notice of $45.0 million which was funded through issuance of additional shares at par value of $1.00 per share. As of December 31, 2022, our $18.0 million commitment to Avenir was fully funded, resulting to a total investment of $42.75 million, representing a 23.5% ownership interest.

Aqualung

Aqualung is an Oslo-based technology company that has developed and achieved proof of concept for a CO2 capture and separation membrane technology which could be used to reduce carbon emissions for future FLNG projects.

In May 2022, we invested $2.4 million, together with other key strategic partners, DK Innovations (US) Inc., Global Ship Lease Inc., MKS Pamp Group Limited and Standard Lithium Ltd., amounting to a total equity injection of $10 million which resulted in Golar’s 4.4% ownership interest in Aqualung. In August 2022, we were granted representation on the board and accordingly, Aqualung has been considered as an equity method investment.
Summarized financial information of our equity method investments shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2022
	CoolCo	ECGS	Avenir	Aqualung
Balance Sheet
Current assets	145,338	36,504	34,028	5,900
Non-current assets	1,912,723	97	270,177	159
Current liabilities	(278,589)	(25,501)	(69,509)	(359)
Non-current liabilities	(1,063,959)	(931)	(92,694)	—

Statement of Operations
Revenue	256,434	58,680	62,875	245
Net income/(loss)	110,744	713	(16,217)	(2,830)

(in thousands of $)	December 31, 2021
	CoolCo	ECGS	Avenir	Aqualung
Balance Sheet
Current assets	79,293	41,690	59,741	73
Non-current assets	1,387,215	107	208,949	—
Current liabilities	(417,453)	(31,028)	(38,557)	(70)
Non-current liabilities	(306,000)	(931)	(66,179)	—

Statement of Operations
Revenue	171,919	80,972	16,538	—
Net (loss)/income	48,368	55	7,119	(472)